Equity Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Equity Capital Structure [Abstract]
Preferred Shares Outstanding
The table below presents a summary of all series of preferred shares outstanding as of December 31, 2019 and 2020:

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)		Par Value	Dividend Rate	Carrying Value December 31, 2019 and 2020
Series A	9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$30	(1)	$480	Effective January 1, 2022- 9.75% per annum of a value of $25 per share	$2,627,843
Series B	n/a	09/22/17	12,000	-		$12	n/a	$12
Total			492,000			$492		$2,627,855

(1)
The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.